BLACKROCK GLOBAL ALLOCATION FUND, INC.

(the “Fund”)

Supplement dated June 8, 2016 to the

Statement of Additional Information dated February 26, 2016

Effective immediately, the following change is made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “Part I: Information About BlackRock Global Allocation Fund, Inc.” is amended to reflect that the Fund may invest in dollar rolls, as follows:

Global Allocation Fund
Dollar Rolls	X

Shareholders should retain this Supplement for future reference.

SAI-10810-0616SUP